Long-Term Debt, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Long-term debt, net
Long-term debt, net consists of the following:

(Amounts in thousands, except percentages)	Maturity Year	Interest Rate	September 30, 2021	December 31, 2020
Senior Notes:
Outstanding principal balance	2025	7.875%	$669,000	$669,000
Less: Unamortized debt issuance costs			(9,621)	(11,363)

Total Senior Notes, net			659,379	657,637

Other Loans:
Outstanding principal balance	2021 - 2022	2.5% - 3.0%	32,520	43,833
Less: Current portion of Other Loans (See Note 8)			(32,520)	(13,114)

Total non-current portion Other Loans, net			—	30,719

Total long-term debt, net			$659,379	$688,356

Long-term debt, net consists of the following:

			December 31,
(Amounts in thousands, except percentages)	Maturity Year	Interest Rate	2020	2019
Senior Notes:	2025	7.875%
Outstanding principal balance			$669,000	$669,000
Less: Unamortized debt issuance costs			(11,363)	(13,453)

Total Senior Notes, net			657,637	655,547

424 Fifth Venture Loans:
Mortgage Loan	2022 (1)	LIBOR (2) + 3.45%	—	335,750
Senior Mezzanine Loan	2022 (1)	LIBOR (2) + 5.27%	—	100,725
Junior Mezzanine Loan	2022 (1)	LIBOR (2) + 7.40%	—	222,336
Less: Unamortized debt issuance costs			—	(17,538)

Total 424 Fifth Venture Loans, net			—	641,273

Other Loans:
Outstanding principal balance	2021 - 2022	2.5% - 3.0%	43,833	95,473
Less: Current portion of Other Loans			(13,114)	(2,862)

Total non-current portion Other Loans, net			30,719	92,611

Total long-term debt, net			$688,356	$1,389,431

(1)	The original maturity date excluded two one-year extension options subject to extension fees and certain conditions that were available prior to the repayment of these loans in March 2020.
(2)
The 424 Fifth Venture loan agreements included a LIBOR floor of 2.513% and a LIBOR cap of 4%. The LIBOR interest rate cap was scheduled to expire on February 9, 2021 prior to the termination of these contracts in March 2020 in conjunction with the repayment of the underlying loans.

Summary of aggregate principal payments for current and long-term debt
Principal Maturities
— Combined aggregate principal payments for current and long-term debt as of September 30, 2021 are as follows:

(Amounts in thousands)	Total
Remainder of 2021	$4,937
2022	27,583
2023	—
2024	—
2025	669,000
2026 and beyond	—

Total minimum payments	$701,520

Combined aggregate principal payments for current and long-term debt as of December 31, 2020 are as follows:

(Amounts in thousands)	Total
2021	$13,114
2022	30,719
2023	—
2024	—
2025	669,000
2026 and beyond	—

Total minimum payments	$712,833